Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Schedule of operations for TABS Brazil Ltd. and Vexigo Ltd

2021
Revenues	$—
Cost of revenues	—
Gross profit	—
Operating expenses	22,000
Operating loss	(22,000)
Other income and (expense)	5,000
Loss from discontinued operations, net of tax	$(17,000)

Schedule of major classes of assets and liabilities

2021
Cash and cash equivalents	$184,000
Total assets of discontinued operations	$184,000

Accrued expenses	$(534,256)
Total liabilities of discontinued operations	$(534,256)